SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
9.    SUBSEQUENT EVENTS

On January 7, 2014, Capricor received a payment from Janssen Biotech, Inc. for $12.5 million pursuant to the terms of the Collaboration Agreement and Exclusive License Option entered into on December 27, 2013.